Fair Value Measurements	12 Months Ended
Apr. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

16.	Fair Value Measurements:

The carrying values of cash and cash equivalents, cash in escrow, restricted cash, accounts payable and accrued liabilities approximate fair values due to their short terms to maturity. The long-term receivable is reported at amortized cost which approximates fair value.

Petro’ financial liabilities are reported at fair value as presented in the following tables:

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2012
Liability portion of convertible notes:
Current portion	$2,529,200	$2,529,200	$-	$2,529,200	$-
Long-term portion	6,568,433	7,197,781	-	7,197,781	-
	$9,097,633	$9,726,981	$-	$9,726,981	$-

April 30, 2012
Derivatives:
Consulting warrants	$10,789	$10,789	$-	$-	$10,789
Junior and Senior Notes and Warrants	261,586	261,586	-	-	261,586
Preferred A Warrants	181,660	181,660	-	-	181,660
Preferred B Option and Shares	303,583	303,583	-	-	303,583
	$757,618	$757,618	$-	$-	$757,618

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2011
Liability portion of convertible notes:
Current portion	$1,626,243	$2,049,760	$-	$2,049,760	$-
Long-term portion	5,040,020	4,464,990	-	4,464,990	-
	$6,666,263	$6,514,750	$-	$6,514,750	$-

April 30, 2011
Derivatives:
Consulting warrants	$491,380	$491,380	$-	$-	$491,380
Junior and Senior Notes and Warrants	5,666,520	5,666,520	-	-	5,666,520
Preferred A Warrants	3,219,700	3,219,700	-	-	3,219,700
Preferred B Option	5,122,294	5,122,294	-	-	5,122,294
	$14,499,894	$14,499,894	$-	$-	$14,499,894

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended April 30, 2012 and 2011:

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, May 1, 2011	$14,499,894	$14,499,894

Purchases, issuances and settlements	5,339,700	5,339,700

Derivative ceases to exist due to conversion and expiration	(5,508,200)	(5,508,200)

Change in fair value of derivative liability
included in net loss	(13,573,776)	(13,573,776)

Transfers in and/or out of Level 3	-,	-,

Balance, April 30, 2012	$757,618	$757,618

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, May 1, 2010	$1,330,909	$1,330,909

Purchases, issuances and settlements	3,855,824	3,855,824

Derivative ceases to exist due to conversion and expiration	(82,274)	(82,274

Change in fair value of derivative liability
included in net loss	9,395,435	9,395,435

Transfers in and/or out of Level 3	-	-

Balance, April 30, 2011	$14,499,894	$14,499,894

The effect of changes in the fair value of the derivatives is included in note 10.